Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.74%
Australia: 6.81%
ANZ Group Holdings Ltd. (Financials, Banks)	76,595	$1,446,387
Aristocrat Leisure Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	24,163	1,123,570
BHP Group Ltd. (Materials, Metals & mining)	47,228	1,159,905
BHP Group Ltd. Class DI (Materials, Metals & mining)	26,648	657,016
BlueScope Steel Ltd. (Materials, Metals & mining)	21,804	284,723
Brambles Ltd. (Industrials, Commercial services & supplies)	40,199	491,251
Commonwealth Bank of Australia (Financials, Banks)	21,101	2,082,293
Computershare Ltd. (Industrials, Professional services)	15,317	332,962
CSL Ltd. (Health care, Biotechnology)	8,732	1,507,517
Dexus (Real estate, Office REITs)	91,801	409,460
Fortescue Ltd. (Materials, Metals & mining)	42,577	498,635
Glencore PLC (Materials, Metals & mining)	190,260	822,008
GPT Group (Real estate, Diversified REITs)	111,919	317,721
Insurance Australia Group Ltd. (Financials, Insurance)	108,748	616,737
Lottery Corp. Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	104,843	325,939
Medibank Pvt Ltd. (Financials, Insurance)	210,365	518,700
Mirvac Group (Real estate, Diversified REITs)	311,132	376,383
National Australia Bank Ltd. (Financials, Banks)	16,272	400,969
Northern Star Resources Ltd. (Materials, Metals & mining)	44,123	466,985
QBE Insurance Group Ltd. (Financials, Insurance)	80,057	1,033,356
Rio Tinto Ltd. (Materials, Metals & mining)	5,181	373,140
Scentre Group (Real estate, Retail REITs)	118,059	267,176
South32 Ltd. (Materials, Metals & mining)	134,701	276,588
Suncorp Group Ltd. (Financials, Insurance)	45,899	588,473
Vicinity Ltd. (Real estate, Retail REITs)	320,704	434,641
Wesfarmers Ltd. (Consumer discretionary, Broadline retail)	13,090	616,596
Westpac Banking Corp. (Financials, Banks)	76,541	1,588,136
Woolworths Group Ltd. (Consumer staples, Consumer staples distribution & retail)	13,681	257,223
		19,274,490
Austria: 0.37%
Erste Group Bank AG (Financials, Banks)	10,710	658,438
Verbund AG (Utilities, Electric utilities)	4,957	381,052
		1,039,490
Belgium: 0.12%
D’ieteren Group (Consumer discretionary, Distributors)	2,083	349,396
Denmark: 2.64%
AP Moller - Maersk AS Class B (Industrials, Marine transportation)	165	243,685
Carlsberg AS Class B (Consumer staples, Beverages)	3,880	406,396
Danske Bank AS (Financials, Banks)	10,769	321,536
DSV AS (Industrials, Air freight & logistics)	2,476	493,254
Genmab AS (Health care, Biotechnology)†	2,272	446,578
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	53,267	4,497,045
Pandora AS (Consumer discretionary, Textiles, apparel & luxury goods)	3,714	710,556
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 1

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Denmark(continued)
Svitzer Group AS (Industrials, Transportation infrastructure)†	440	$12,946
Vestas Wind Systems AS (Industrials, Electrical equipment)†	24,098	331,459
		7,463,455
Finland: 0.84%
Fortum Oyj (Utilities, Electric utilities)	39,784	578,042
Kone Oyj Class B (Industrials, Machinery)	5,882	304,458
Nokia Oyj (Information technology, Communications equipment)	101,847	480,254
UPM-Kymmene Oyj (Materials, Paper & forest products)	11,385	335,742
Wartsila Oyj Abp (Industrials, Machinery)	36,537	690,191
		2,388,687
France: 10.83%
Air Liquide SA (Materials, Chemicals)	6,133	1,071,324
AXA SA (Financials, Insurance)	19,265	730,859
BNP Paribas SA (Financials, Banks)	21,477	1,467,087
Bouygues SA (Industrials, Construction & engineering)	12,389	393,801
Canal & SA (Communication services, Media)†	50,711	115,536
Capgemini SE (Information technology, IT services)	2,525	458,834
Carrefour SA (Consumer staples, Consumer staples distribution & retail)	24,194	344,701
Cie de Saint-Gobain SA (Industrials, Building products)	9,216	864,216
Cie Generale des Etablissements Michelin SCA (Consumer discretionary, Automobile components)	9,649	335,563
Covivio SA (Real estate, Diversified REITs)	17,783	945,046
Credit Agricole SA (Financials, Banks)	45,142	679,585
Danone SA (Consumer staples, Food products)	6,070	425,173
Dassault Aviation SA (Industrials, Aerospace & defense)	1,915	432,125
Dassault Systemes SE (Information technology, Software)	8,293	323,774
Edenred SE (Financials, Financial services)	7,905	272,724
Eiffage SA (Industrials, Construction & engineering)	7,564	675,744
Engie SA (Utilities, Multi-utilities)	70,667	1,166,562
EssilorLuxottica SA (Health care, Health care equipment & supplies)	3,823	1,049,255
Getlink SE (Industrials, Transportation infrastructure)	16,399	262,340
Hermes International SCA (Consumer discretionary, Textiles, apparel & luxury goods)	460	1,293,823
Ipsen SA (Health care, Pharmaceuticals)	4,126	509,319
Legrand SA (Industrials, Electrical equipment)	3,313	337,770
L’Oreal SA (Consumer staples, Personal care products)	3,784	1,403,986
Louis Hachette Group (Communication services, Media)†	50,711	67,822
LVMH Moet Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	4,080	2,984,130
Orange SA (Communication services, Diversified telecommunication services)	37,994	408,607
Publicis Groupe SA (Communication services, Media)	6,041	642,472
Renault SA (Consumer discretionary, Automobiles)	11,699	600,600
Safran SA (Industrials, Aerospace & defense)	7,989	1,980,443
Sanofi SA (Health care, Pharmaceuticals)	17,870	1,942,148
Schneider Electric SE (Industrials, Electrical equipment)	9,280	2,353,637
Societe Generale SA (Financials, Banks)	14,684	475,322
Teleperformance SE (Industrials, Professional services)	2,079	194,681
TotalEnergies SE (Energy, Oil, gas & consumable fuels)	36,086	2,090,540
See accompanying notes to portfolio of investments
2 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
France(continued)
Vinci SA (Industrials, Construction & engineering)	10,960	$1,186,013
Vivendi SE (Communication services, Entertainment)	50,711	143,334
		30,628,896
Germany: 8.38%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	3,175	837,120
Allianz SE (Financials, Insurance)	8,872	2,892,861
BASF SE (Materials, Chemicals)	8,807	424,301
Bayer AG (Health care, Pharmaceuticals)	15,553	348,024
Bechtle AG (Information technology, IT services)	8,449	283,581
Beiersdorf AG (Consumer staples, Personal care products)	2,171	290,423
CTS Eventim AG & Co. KGaA (Communication services, Entertainment)	4,529	441,629
Delivery Hero SE Class A (Consumer discretionary, Hotels, restaurants & leisure)144A†	8,127	210,035
Deutsche Bank AG (Financials, Capital markets)	50,488	988,193
Deutsche Post AG (Industrials, Air freight & logistics)	10,253	369,137
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	73,212	2,456,186
E.ON SE (Utilities, Multi-utilities)	21,415	253,657
Evonik Industries AG (Materials, Chemicals)	14,611	274,363
Fresenius Medical Care AG (Health care, Health care providers & services)	6,464	321,098
Henkel AG & Co. KGaA Frankfurt Stock Exchange (Consumer staples, Household products)	8,369	646,483
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	15,079	495,775
Mercedes-Benz Group AG (Consumer discretionary, Automobiles)	12,208	742,736
Merck KGaA (Health care, Pharmaceuticals)	1,888	284,998
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials, Insurance)	1,597	865,626
Rational AG (Industrials, Machinery)	366	325,238
Rheinmetall AG (Industrials, Aerospace & defense)	936	731,797
RWE AG (Utilities, Independent power and renewable electricity producers)	11,624	360,213
SAP SE (Information technology, Software)	17,836	4,915,140
Siemens AG (Industrials, Industrial conglomerates)	12,701	2,722,790
Siemens Healthineers AG (Health care, Health care equipment & supplies)144A	7,862	446,217
Talanx AG (Financials, Insurance)	3,391	288,034
Zalando SE (Consumer discretionary, Specialty retail)144A†	13,424	500,285
		23,715,940
Hong Kong: 2.02%
AIA Group Ltd. (Financials, Insurance)	187,800	1,320,261
BOC Hong Kong Holdings Ltd. (Financials, Banks)	326,000	1,059,739
CK Infrastructure Holdings Ltd. (Utilities, Electric utilities)	58,500	398,375
Hang Seng Bank Ltd. (Financials, Banks)	19,900	249,359
Hong Kong Exchanges & Clearing Ltd. (Financials, Capital markets)	20,000	782,793
Jardine Matheson Holdings Ltd. (Industrials, Industrial conglomerates)	6,100	245,711
Link REIT (Real estate, Retail REITs)	62,500	258,235
Power Assets Holdings Ltd. (Utilities, Electric utilities)	74,500	481,990
Techtronic Industries Co. Ltd. (Industrials, Machinery)	21,000	282,431
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 3

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Hong Kong(continued)
WH Group Ltd. (Consumer staples, Food products)144A	383,000	$298,776
Wharf Real Estate Investment Co. Ltd. (Real estate, Real estate management & development)	134,000	333,450
		5,711,120
Ireland: 0.63%
CRH PLC (Materials, Construction materials)	1,376	136,145
DCC PLC (Industrials, Industrial conglomerates)	5,285	364,412
Flutter Entertainment PLC (Consumer discretionary, Hotels, restaurants & leisure)†	1,162	311,614
James Hardie Industries PLC (Materials, Construction materials)†	9,021	303,205
Kerry Group PLC Class A (Consumer staples, Food products)	2,854	293,082
Kingspan Group PLC (Industrials, Building products)	5,233	363,022
		1,771,480
Israel: 0.88%
Israel Discount Bank Ltd. Class A (Financials, Banks)	56,035	409,688
Mizrahi Tefahot Bank Ltd. (Financials, Banks)	5,999	285,544
Monday.com Ltd. (Information technology, Software)†	1,074	274,364
Nice Ltd. (Information technology, Software)†	2,042	341,328
Teva Pharmaceutical Industries Ltd. ADR (Health care, Pharmaceuticals)†	44,537	789,641
Wix.com Ltd. (Information technology, IT services)†	1,625	388,196
		2,488,761
Italy: 2.56%
Enel SpA (Utilities, Electric utilities)	170,298	1,210,425
Generali (Financials, Insurance)	27,453	869,258
Intesa Sanpaolo SpA (Financials, Banks)	298,667	1,292,730
Leonardo SpA (Industrials, Aerospace & defense)	16,943	529,325
Moncler SpA (Consumer discretionary, Textiles, apparel & luxury goods)	9,115	577,006
Poste Italiane SpA (Financials, Insurance)144A	18,740	284,391
Prysmian SpA (Industrials, Electrical equipment)	6,281	436,900
Snam SpA (Utilities, Gas utilities)	83,891	387,950
Telecom Italia SpA (Communication services, Diversified telecommunication services)†	1,021,360	280,350
UniCredit SpA (Financials, Banks)	30,230	1,388,260
		7,256,595
Japan: 21.69%
Advantest Corp. (Information technology, Semiconductors & semiconductor equipment)	10,800	597,102
Asahi Kasei Corp. (Materials, Chemicals)	39,300	266,911
Bandai Namco Holdings, Inc. (Consumer discretionary, Leisure products)	29,000	719,317
Bridgestone Corp. (Consumer discretionary, Automobile components)	9,900	355,122
Brother Industries Ltd. (Information technology, Technology hardware, storage & peripherals)	21,900	385,877
Canon, Inc. (Information technology, Technology hardware, storage & peripherals)	28,800	928,193
Central Japan Railway Co. (Industrials, Ground transportation)	44,700	829,041
Chugai Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	14,700	633,791
Dai Nippon Printing Co. Ltd. (Industrials, Commercial services & supplies)	25,700	379,830
See accompanying notes to portfolio of investments
4 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Japan(continued)
Daifuku Co. Ltd. (Industrials, Machinery)	11,900	$244,240
Dai-ichi Life Holdings, Inc. (Financials, Insurance)	33,000	901,071
Daiichi Sankyo Co. Ltd. (Health care, Pharmaceuticals)	29,800	830,836
Daikin Industries Ltd. (Industrials, Building products)	3,000	352,383
Daito Trust Construction Co. Ltd. (Real estate, Real estate management & development)	7,300	782,214
Daiwa House Industry Co. Ltd. (Real estate, Real estate management & development)	23,300	734,037
Daiwa Securities Group, Inc. (Financials, Capital markets)	71,800	519,772
Disco Corp. (Information technology, Semiconductors & semiconductor equipment)	1,600	463,077
ENEOS Holdings, Inc. (Energy, Oil, gas & consumable fuels)	74,100	372,524
FANUC Corp. (Industrials, Machinery)	10,000	297,918
Fast Retailing Co. Ltd. (Consumer discretionary, Specialty retail)	3,700	1,218,621
Fujitsu Ltd. (Information technology, IT services)	24,200	468,022
Hikari Tsushin, Inc. (Industrials, Industrial conglomerates)	1,400	319,800
Hitachi Ltd. (Industrials, Industrial conglomerates)	70,100	1,762,343
Honda Motor Co. Ltd. (Consumer discretionary, Automobiles)	111,900	1,059,150
Hoya Corp. (Health care, Health care equipment & supplies)	9,700	1,302,573
Hulic Co. Ltd. (Real estate, Real estate management & development)	43,700	385,151
Idemitsu Kosan Co. Ltd. (Energy, Oil, gas & consumable fuels)	57,300	382,429
Inpex Corp. (Energy, Oil, gas & consumable fuels)	43,500	519,131
Isuzu Motors Ltd. (Consumer discretionary, Automobiles)	30,300	407,365
ITOCHU Corp. (Industrials, Trading companies & distributors)	21,200	976,134
Japan Tobacco, Inc. (Consumer staples, Tobacco)	12,500	318,448
Kansai Electric Power Co., Inc. (Utilities, Electric utilities)	27,900	307,814
Kawasaki Kisen Kaisha Ltd. (Industrials, Marine transportation)	29,500	373,314
KDDI Corp. (Communication services, Wireless telecommunication services)	26,900	896,200
Keyence Corp. (Information technology, Electronic equipment, instruments & components)	3,000	1,292,126
Kobe Bussan Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	14,600	331,778
Komatsu Ltd. (Industrials, Machinery)	15,300	461,498
Konami Group Corp. (Communication services, Entertainment)	3,900	359,007
Kyocera Corp. (Information technology, Electronic equipment, instruments & components)	37,900	393,394
Kyowa Kirin Co. Ltd. (Health care, Pharmaceuticals)	16,800	250,349
Lasertec Corp. (Information technology, Semiconductors & semiconductor equipment)	1,600	166,405
LY Corp. (Communication services, Interactive media & services)	111,500	325,683
M3, Inc. (Health care, Health care technology)	17,500	158,831
Makita Corp. (Industrials, Machinery)	23,600	697,910
Marubeni Corp. (Industrials, Trading companies & distributors)	26,300	391,017
Mitsubishi Corp. (Industrials, Trading companies & distributors)	50,100	799,056
Mitsubishi Electric Corp. (Industrials, Electrical equipment)	25,300	414,691
Mitsubishi Heavy Industries Ltd. (Industrials, Machinery)	33,600	491,744
Mitsubishi UFJ Financial Group, Inc. (Financials, Banks)	161,700	2,044,921
Mitsui & Co. Ltd. (Industrials, Trading companies & distributors)	45,100	892,619
Mizuho Financial Group, Inc. (Financials, Banks)	25,700	707,670
MS&AD Insurance Group Holdings, Inc. (Financials, Insurance)	38,900	806,549
Murata Manufacturing Co. Ltd. (Information technology, Electronic equipment, instruments & components)	38,800	609,579
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 5

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Japan(continued)
NEC Corp. (Information technology, IT services)	5,800	$575,237
Nidec Corp. (Industrials, Electrical equipment)	14,200	245,256
Nintendo Co. Ltd. (Communication services, Entertainment)	15,500	1,016,872
Nippon Telegraph & Telephone Corp. (Communication services, Diversified telecommunication services)	421,900	415,340
Nitori Holdings Co. Ltd. (Consumer discretionary, Specialty retail)	1,200	140,525
Nitto Denko Corp. (Materials, Chemicals)	52,000	922,438
Nomura Holdings, Inc. (Financials, Capital markets)	44,700	290,612
Olympus Corp. (Health care, Health care equipment & supplies)	23,800	361,189
Ono Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	17,700	184,139
Oracle Corp. Japan (Information technology, Software)	7,300	666,416
ORIX Corp. (Financials, Financial services)	24,500	517,509
Otsuka Holdings Co. Ltd. (Health care, Pharmaceuticals)	8,700	454,289
Panasonic Holdings Corp. (Consumer discretionary, Household durables)	49,700	507,125
Recruit Holdings Co. Ltd. (Industrials, Professional services)	27,300	1,905,326
Renesas Electronics Corp. (Information technology, Semiconductors & semiconductor equipment)	23,400	313,431
SBI Holdings, Inc. (Financials, Capital markets)	17,200	495,822
SCREEN Holdings Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	4,600	320,539
SCSK Corp. (Information technology, IT services)	14,700	325,474
Seiko Epson Corp. (Information technology, Technology hardware, storage & peripherals)	31,400	567,438
Sekisui Chemical Co. Ltd. (Industrials, Industrial conglomerates)	18,300	303,278
Sekisui House Ltd. (Consumer discretionary, Household durables)	17,500	402,202
Seven & i Holdings Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	21,500	343,221
Shimano, Inc. (Consumer discretionary, Leisure products)	2,200	308,717
Shin-Etsu Chemical Co. Ltd. (Materials, Chemicals)	25,800	799,857
Shionogi & Co. Ltd. (Health care, Pharmaceuticals)	19,900	292,612
SoftBank Group Corp. (Communication services, Wireless telecommunication services)	16,200	990,333
Sompo Holdings, Inc. (Financials, Insurance)	29,300	817,061
Sony Group Corp. (Consumer discretionary, Household durables)	115,000	2,537,974
Subaru Corp. (Consumer discretionary, Automobiles)	32,500	566,130
Sumitomo Corp. (Industrials, Trading companies & distributors)	39,700	860,705
Sumitomo Electric Industries Ltd. (Consumer discretionary, Automobile components)	33,600	627,719
Sumitomo Mitsui Financial Group, Inc. (Financials, Banks)	47,700	1,175,476
Suzuki Motor Corp. (Consumer discretionary, Automobiles)	35,500	424,800
Takeda Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	9,900	266,310
TDK Corp. (Information technology, Electronic equipment, instruments & components)	29,500	356,575
Terumo Corp. (Health care, Health care equipment & supplies)	34,500	647,700
Tokio Marine Holdings, Inc. (Financials, Insurance)	37,400	1,233,577
Tokyo Electron Ltd. (Information technology, Semiconductors & semiconductor equipment)	7,300	1,231,392
Toyota Motor Corp. (Consumer discretionary, Automobiles)	159,800	3,031,328
Toyota Tsusho Corp. (Industrials, Trading companies & distributors)	23,900	403,662
See accompanying notes to portfolio of investments
6 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Japan(continued)
Yakult Honsha Co. Ltd. (Consumer staples, Food products)	16,500	$301,351
Yokogawa Electric Corp. (Information technology, Electronic equipment, instruments & components)	15,000	329,267
		61,360,802
Luxembourg: 0.72%
ArcelorMittal SA (Materials, Metals & mining)	25,111	625,895
Eurofins Scientific SE (Health care, Life sciences tools & services)	6,827	366,270
Spotify Technology SA (Communication services, Entertainment)†	1,410	773,455
Tenaris SA (Energy, Energy equipment & services)	13,926	263,190
		2,028,810
Netherlands: 5.70%
ABN AMRO Bank NV GDR (Financials, Banks)144A	42,958	720,540
Adyen NV (Financials, Financial services)144A†	475	766,706
Airbus SE (Industrials, Aerospace & defense)	6,415	1,109,612
Argenx SE (Health care, Biotechnology)†	570	376,278
ASM International NV (Information technology, Semiconductors & semiconductor equipment)	804	466,467
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	6,612	4,891,314
ASR Nederland NV (Financials, Insurance)	5,723	282,012
BE Semiconductor Industries NV (Information technology, Semiconductors & semiconductor equipment)	3,162	403,254
Euronext NV (Financials, Capital markets)144A	2,656	308,487
EXOR NV (Financials, Financial services)	3,017	285,856
Ferrari NV (Consumer discretionary, Automobiles)	2,710	1,162,684
Ferrovial SE (Industrials, Construction & engineering)	10,419	444,717
Havas NV (Communication services, Media)†	50,711	79,911
ING Groep NV (Financials, Banks)	68,292	1,135,074
JDE Peet’s NV (Consumer staples, Food products)	18,996	331,784
Koninklijke Ahold Delhaize NV (Consumer staples, Consumer staples distribution & retail)	14,491	513,526
Koninklijke KPN NV (Communication services, Diversified telecommunication services)	73,174	264,782
Koninklijke Philips NV (Health care, Health care equipment & supplies)†	12,676	349,379
NN Group NV (Financials, Insurance)	10,228	469,427
Prosus NV (Consumer discretionary, Broadline retail)	24,043	918,383
Qiagen NV (Health care, Life sciences tools & services)	7,972	353,981
Wolters Kluwer NV (Industrials, Professional services)	2,629	477,589
		16,111,763
New Zealand: 0.23%
Fisher & Paykel Healthcare Corp. Ltd. (Health care, Health care equipment & supplies)	12,801	270,832
Xero Ltd. (Information technology, Software)†	3,421	385,051
		655,883
Norway: 0.82%
DNB Bank ASA (Financials, Banks)	45,787	972,547
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 7

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Norway(continued)
Kongsberg Gruppen ASA (Industrials, Aerospace & defense)	5,520	$655,240
Norsk Hydro ASA (Materials, Metals & mining)	52,578	310,103
Orkla ASA (Consumer staples, Food products)	41,868	388,788
		2,326,678
Portugal: 0.07%
EDP SA (Utilities, Electric utilities)	66,476	209,012
Singapore: 1.53%
DBS Group Holdings Ltd. (Financials, Banks)	37,710	1,234,321
Mapletree Pan Asia Commercial Trust (Real estate, Diversified REITs)	395,400	350,193
Oversea-Chinese Banking Corp. Ltd. (Financials, Banks)	41,500	529,323
Sea Ltd. ADR (Communication services, Entertainment)†	4,297	523,332
Singapore Airlines Ltd. (Industrials, Passenger airlines)	87,100	406,312
Singapore Exchange Ltd. (Financials, Capital markets)	40,200	361,698
United Overseas Bank Ltd. (Financials, Banks)	23,000	632,262
Yangzijiang Shipbuilding Holdings Ltd. (Industrials, Machinery)	129,800	290,684
		4,328,125
Spain: 2.98%
Acciona SA (Utilities, Electric utilities)	2,181	245,730
ACS Actividades de Construccion y Servicios SA (Industrials, Construction & engineering)	9,965	507,360
Aena SME SA (Industrials, Transportation infrastructure)144A	3,742	805,878
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	146,306	1,665,687
Banco Santander SA (Financials, Banks)	297,425	1,524,155
CaixaBank SA (Financials, Banks)	112,757	682,558
Enagas SA (Utilities, Gas utilities)	19,070	241,349
Iberdrola SA (Utilities, Electric utilities)	58,176	822,118
Industria de Diseno Textil SA (Consumer discretionary, Specialty retail)	17,107	928,579
Naturgy Energy Group SA (Utilities, Gas utilities)	12,311	302,428
Redeia Corp. SA (Utilities, Electric utilities)	15,560	261,736
Telefonica SA (Communication services, Diversified telecommunication services)	109,989	448,128
		8,435,706
Sweden: 2.99%
Alfa Laval AB (Industrials, Machinery)	9,592	427,579
Assa Abloy AB Class B (Industrials, Building products)	13,812	423,149
Atlas Copco AB Class A (Industrials, Machinery)	71,151	1,188,631
Atlas Copco AB Class B (Industrials, Machinery)	18,842	280,116
Essity AB Class B (Consumer staples, Household products)	21,133	535,209
Evolution AB (Consumer discretionary, Hotels, restaurants & leisure)144A	6,965	534,352
Getinge AB Class B (Health care, Health care equipment & supplies)	22,781	447,351
Hexagon AB Class B (Information technology, Electronic equipment, instruments & components)	28,684	332,096
Indutrade AB (Industrials, Machinery)	10,801	297,343
Investor AB Class B (Financials, Financial services)	24,704	703,476
Lifco AB Class B (Industrials, Industrial conglomerates)	12,480	409,243
Saab AB Class B (Industrials, Aerospace & defense)	12,742	275,439
See accompanying notes to portfolio of investments
8 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Sweden(continued)
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	79,178	$1,122,289
Svenska Cellulosa AB SCA Class B (Materials, Paper & forest products)	10,847	149,388
Svenska Handelsbanken AB Class A (Financials, Banks)	51,593	570,808
Swedbank AB Class A (Financials, Banks)	15,825	344,565
Telia Co. AB (Communication services, Diversified telecommunication services)	137,880	405,763
		8,446,797
Switzerland: 10.06%
ABB Ltd. (Industrials, Electrical equipment)	36,500	1,987,512
Alcon AG (Health care, Health care equipment & supplies)	7,745	706,761
Avolta AG (Consumer discretionary, Specialty retail)	9,826	444,141
Chocoladefabriken Lindt & Spruengli AG (Consumer staples, Food products)	52	597,329
Cie Financiere Richemont SA Class A (Consumer discretionary, Textiles, apparel & luxury goods)	7,358	1,422,438
Coca-Cola HBC AG (Consumer staples, Beverages)	12,909	448,128
DSM-Firmenich AG (Materials, Chemicals)	4,277	436,636
EMS-Chemie Holding AG (Materials, Chemicals)	832	588,969
Geberit AG (Industrials, Building products)	441	245,976
Givaudan SA (Materials, Chemicals)	147	643,523
Helvetia Holding AG (Financials, Insurance)	2,721	474,801
Holcim AG (Materials, Construction materials)	8,765	878,463
Julius Baer Group Ltd. (Financials, Capital markets)	4,385	308,109
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	4,929	487,927
Lonza Group AG (Health care, Life sciences tools & services)	914	579,560
Nestle SA (Consumer staples, Food products)	43,118	3,662,470
Novartis AG (Health care, Pharmaceuticals)	40,023	4,189,478
Roche Holding AG (Health care, Pharmaceuticals)	10,518	3,306,562
Roche Holding AG (Health care, Pharmaceuticals)	2,408	800,794
Schindler Holding AG (Industrials, Machinery)	2,778	802,725
Siemens Energy AG (Industrials, Electrical equipment)†	12,770	759,780
Sika AG (Materials, Chemicals)	1,120	284,440
Sonova Holding AG (Health care, Health care equipment & supplies)	818	285,386
Straumann Holding AG (Health care, Health care equipment & supplies)	2,526	358,226
Swiss Re AG (Financials, Insurance)	4,781	729,902
Swisscom AG (Communication services, Diversified telecommunication services)	776	436,686
UBS Group AG (Financials, Capital markets)	42,213	1,488,411
Zurich Insurance Group AG (Financials, Insurance)	1,810	1,096,796
		28,451,929
United Kingdom: 13.57%
3i Group PLC (Financials, Capital markets)	20,048	963,172
Anglo American PLC (Materials, Metals & mining)	16,056	470,139
Ashtead Group PLC (Industrials, Trading companies & distributors)	5,831	380,017
Associated British Foods PLC (Consumer staples, Food products)	25,942	608,717
AstraZeneca PLC (Health care, Pharmaceuticals)	24,755	3,474,997
Aviva PLC (Financials, Insurance)	131,232	831,820
BAE Systems PLC (Industrials, Aerospace & defense)	17,476	264,171
Barclays PLC (Financials, Banks)	97,302	356,611
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 9

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
United Kingdom(continued)
BP PLC (Energy, Oil, gas & consumable fuels)	218,733	$1,131,570
British American Tobacco PLC (Consumer staples, Tobacco)	47,699	1,892,502
Bunzl PLC (Industrials, Trading companies & distributors)	13,814	588,016
Centrica PLC (Utilities, Multi-utilities)	297,628	523,083
Compass Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	11,457	394,744
Diageo PLC (Consumer staples, Beverages)	19,552	582,462
GSK PLC (Health care, Pharmaceuticals)	69,165	1,204,825
Halma PLC (Information technology, Electronic equipment, instruments & components)	13,771	515,879
Hargreaves Lansdown PLC (Financials, Capital markets)	24,848	338,626
HSBC Holdings PLC (Financials, Banks)	321,118	3,353,794
Imperial Brands PLC (Consumer staples, Tobacco)	40,568	1,368,263
Informa PLC (Communication services, Media)	73,234	781,437
InterContinental Hotels Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	4,196	559,500
Kingfisher PLC (Consumer discretionary, Specialty retail)	89,223	271,062
Legal & General Group PLC (Financials, Insurance)	93,016	277,758
London Stock Exchange Group PLC (Financials, Capital markets)	2,217	329,907
Marks & Spencer Group PLC (Consumer staples, Consumer staples distribution & retail)	54,702	226,609
National Grid PLC (Utilities, Multi-utilities)	44,085	534,806
NatWest Group PLC (Financials, Banks)	140,136	747,156
Pearson PLC (Consumer discretionary, Diversified consumer services)	29,603	491,137
Phoenix Group Holdings PLC (Financials, Insurance)	90,115	580,791
Reckitt Benckiser Group PLC (Consumer staples, Household products)	12,001	793,611
RELX PLC (Industrials, Professional services)	19,029	944,912
Rio Tinto PLC (Materials, Metals & mining)	18,906	1,138,555
Rolls-Royce Holdings PLC (Industrials, Aerospace & defense)†	179,700	1,339,869
Sage Group PLC (Information technology, Software)	38,081	632,886
Shell PLC (Energy, Oil, gas & consumable fuels)	118,505	3,891,080
Smith & Nephew PLC (Health care, Health care equipment & supplies)	33,472	424,463
Smiths Group PLC (Industrials, Industrial conglomerates)	18,394	468,499
Standard Chartered PLC (Financials, Banks)	41,518	558,397
Tesco PLC (Consumer staples, Consumer staples distribution & retail)	159,205	732,723
Unilever PLC (Consumer staples, Personal care products)	5,084	291,023
Unilever PLC London Stock Exchange (Consumer staples, Personal care products)	39,029	2,235,465
Vodafone Group PLC (Communication services, Wireless telecommunication services)	608,991	518,827
Wise PLC Class A (Financials, Financial services)†	27,359	376,939
		38,390,820
United States: 0.30%
Experian PLC (Industrials, Professional services)	17,177	846,132
Total common stocks (Cost $225,563,300)		273,680,767
See accompanying notes to portfolio of investments
10 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Dividend rate	Shares	Value
Preferred stocks: 0.15%
Germany: 0.15%
Henkel AG & Co. KGaA (Consumer staples, Household products)	1.92	4,862	$424,793
Total preferred stocks (Cost $444,134)			424,793

		Yield
Short-term investments: 2.43%
Investment companies: 2.43%
Allspring Government Money Market Fund Select Class♠∞		4.32%	6,894,730	6,894,730
Total short-term investments (Cost $6,894,730)				6,894,730
Total investments in securities (Cost $232,902,164)	99.32%			281,000,290
Other assets and liabilities, net	0.68			1,909,732
Total net assets	100.00%			$282,910,022

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,510,138	$25,945,094	$(22,560,502)	$0	$0	$6,894,730	6,894,730	$261,456
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	57	3-21-2025	$6,592,572	$6,755,925	$163,353	$0
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 11

Notes to portfolio of investments—January 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
12 | Allspring Disciplined International Developed Markets Portfolio

Notes to portfolio of investments—January 31, 2025 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$19,274,490	$0	$19,274,490
Austria	381,052	658,438	0	1,039,490
Belgium	0	349,396	0	349,396
Denmark	0	7,463,455	0	7,463,455
Finland	0	2,388,687	0	2,388,687
France	183,358	30,445,538	0	30,628,896
Germany	0	23,715,940	0	23,715,940
Hong Kong	0	5,711,120	0	5,711,120
Ireland	0	1,771,480	0	1,771,480
Israel	1,452,201	1,036,560	0	2,488,761
Italy	0	7,256,595	0	7,256,595
Japan	0	61,360,802	0	61,360,802
Luxembourg	773,455	1,255,355	0	2,028,810
Netherlands	593,437	15,518,326	0	16,111,763
New Zealand	0	655,883	0	655,883
Norway	0	2,326,678	0	2,326,678
Portugal	0	209,012	0	209,012
Singapore	523,332	3,804,793	0	4,328,125
Spain	302,428	8,133,278	0	8,435,706
Sweden	405,763	8,041,034	0	8,446,797
Switzerland	643,523	27,808,406	0	28,451,929
United Kingdom	0	38,390,820	0	38,390,820
United States	0	846,132	0	846,132
Preferred stocks
Germany	424,793	0	0	424,793
Short-term investments
Investment companies	6,894,730	0	0	6,894,730
	12,578,072	268,422,218	0	281,000,290
Futures contracts	163,353	0	0	163,353
Total assets	$12,741,425	$268,422,218	$0	$281,163,643
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of January 31, 2025, $892,453 was segregated as cash collateral for these open futures contracts.
At January 31, 2025, the Portfolio did not have any transfers into/out of Level 3.
Allspring Disciplined International Developed Markets Portfolio | 13